Loans Receivable, Net (Troubled Debt Restructured Loans) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts, Still Accruing	50	22
Financing Receivable, Modifications, Recorded Investment, Still Accruing	$ 39,570	$ 15,756
Financing Receivable, Modifications, Number of Contracts, Nonaccrual	29	24
Financing Receivable, Modifications, Recorded Investment, Non Accrual	11,464	11,945
Troubled debt restructured, number of loans	79	46
Troubled debt restructuring, amount	51,034	27,701
Residential Mortgage
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts, Still Accruing	35	18
Financing Receivable, Modifications, Recorded Investment, Still Accruing	12,975	7,178
Financing Receivable, Modifications, Number of Contracts, Nonaccrual	26	21
Financing Receivable, Modifications, Recorded Investment, Non Accrual	8,021	5,057
Troubled debt restructured, number of loans	61	39
Troubled debt restructuring, amount	20,996	12,235
Multi- Family
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts, Still Accruing	4
Financing Receivable, Modifications, Recorded Investment, Still Accruing	9,844
Financing Receivable, Modifications, Number of Contracts, Nonaccrual	1
Financing Receivable, Modifications, Recorded Investment, Non Accrual	2,317
Troubled debt restructured, number of loans	5
Troubled debt restructuring, amount	12,161
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts, Still Accruing	7	3
Financing Receivable, Modifications, Recorded Investment, Still Accruing	11,093	7,471
Financing Receivable, Modifications, Number of Contracts, Nonaccrual	1	0
Financing Receivable, Modifications, Recorded Investment, Non Accrual	620	0
Troubled debt restructured, number of loans	8	3
Troubled debt restructuring, amount	11,713	7,471
Commercial and Industrial Loans
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts, Still Accruing	1	1
Financing Receivable, Modifications, Recorded Investment, Still Accruing	1,106	1,107
Financing Receivable, Modifications, Number of Contracts, Nonaccrual	1	0
Financing Receivable, Modifications, Recorded Investment, Non Accrual	506	0
Troubled debt restructured, number of loans	2	1
Troubled debt restructuring, amount	1,612	1,107
Construction Loans
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts, Still Accruing	3	0
Financing Receivable, Modifications, Recorded Investment, Still Accruing	4,552	0
Financing Receivable, Modifications, Number of Contracts, Nonaccrual	0	3
Financing Receivable, Modifications, Recorded Investment, Non Accrual	0	6,888
Troubled debt restructured, number of loans	3	3
Troubled debt restructuring, amount	$ 4,552	$ 6,888